DEBT, NET - Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Nov. 05, 2018
Debt Instrument [Line Items]
Total debt, net	$ 740,080	$ 288,980
DRP Revolver
Debt Instrument [Line Items]
2022	0
2023	0
2024	25,000
2025	0
2026	0
Thereafter	0
Total debt, net	25,000		$ 25,000
EB-5 Loan Agreement
Debt Instrument [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	26,100
Thereafter	0
Total debt, net	26,100
Series 2020 Bonds
Debt Instrument [Line Items]
2022	0
2023	0
2024	0
2025	79,060
2026	0
Thereafter	184,920
Total debt, net	263,980
Series 2021 Bonds
Debt Instrument [Line Items]
2022	0
2023	0
2024	0
2025	0
2026	9,025
Thereafter	415,975
Total debt, net	425,000
Loans and Bonds Payable
Debt Instrument [Line Items]
2022	0
2023	0
2024	25,000
2025	79,060
2026	35,125
Thereafter	600,895
Total debt, net	$ 740,080